T. ROWE PRICE Retirement 2050 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0 .9%
T. Rowe Price Funds:
New Income Fund  27,565 38,012 10,349 6,777,025 53,674
U.S. Treasury Long-Term Index
Fund  19,423 28,960 3,080 5,437,385 40,726
Limited Duration Inflation
Focused Bond Fund  200 21,094 139 4,609,506 21,157
International Bond Fund (USD
Hedged)  8,973 8,152 1,476 1,865,438 15,670
Dynamic Global Bond Fund  6,772 4,125 1,237 1,201,008 9,296
Total Bond Mutual Funds (Cost $ 159,532 ) 140,523
EQUITY MUTUAL FUNDS 98 .2%
T. Rowe Price Funds:
Growth Stock Fund  1,076,744 1,000,810 200,271 24,453,459 2,359,270
Value Fund  973,549 1,124,330 116,415 51,906,864 2,309,855
Equity Index 500 Fund  652,546 617,854 82,978 11,432,546 1,535,277
U.S. Large-Cap Core Fund  348,579 939,409 23,077 39,256,481 1,531,395
Overseas Stock Fund  520,559 597,607 52,572 91,630,678 1,161,877
International Value Equity Fund  444,761 516,098 48,161 62,535,469 1,012,449
International Stock Fund  434,060 529,048 46,211 50,418,503 978,119
Real Assets Fund  278,362 632,544 27,810 65,649,583 892,834
Mid-Cap Growth Fund  236,973 320,660 28,727 5,486,541 585,798
Mid-Cap Value Fund  214,656 279,053 24,498 16,019,502 524,639
Emerging Markets Discovery
Stock Fund  189,964 257,330 25,667 31,473,939 413,253
Small-Cap Stock Fund  159,804 200,733 18,942 6,344,198 377,861
Emerging Markets Stock Fund  162,299 218,113 18,730 9,670,650 330,349
Small-Cap Value Fund  130,095 176,534 14,204 6,041,277 313,180
New Horizons Fund (2) 105,204 132,522 11,547 4,123,220 246,569
U.S. Equity Research Fund  231,280 40,823 198,223 2,034,663 102,323
Total Equity Mutual Funds (Cost $ 11,732,969 ) 14,675,048
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  796 195,436 194,597 16,235 1,616
Total Other Mutual Funds (Cost $ 1,611 ) 1,616
SHORT-TERM INVESTMENTS 0 .9%
Money Market Funds 0.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 170,626 386,029 441,991 114,664,395 114,664

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 10,000,000 9,919
Total Short-Term Investments (Cost $ 124,585 ) 124,583
Total Investments in Securities 100.0%
(Cost $12,018,697) $ 14,941,770
Other Assets Less Liabilities (0.0)% (6,753)
Net Assets 100.0% $ 14,935,017
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 164 S&P 500 E-Mini Index contracts 3/24 (41,851) $ (847)
Net payments (receipts) of variation margin to date 660
Variation margin receivable (payable) on open futures contracts $ (187)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (98) $ (364) $ —
Emerging Markets Discovery Stock Fund  (2,117) (8,374) 7,461
Emerging Markets Stock Fund  (693) (31,333) 3,977
Equity Index 500 Fund  23,878 347,855 7,997
Growth Stock Fund  88,219 481,987 3,776
International Bond Fund (USD Hedged)  (110) 21 —
International Stock Fund  2,756 61,222 8,022
International Value Equity Fund  4,808 99,751 16,370
Limited Duration Inflation Focused Bond Fund  (3) 2 52
Mid-Cap Growth Fund  17,057 56,892 1,943
Mid-Cap Value Fund  16,082 55,428 4,262
New Horizons Fund  903 20,390 —
New Income Fund  (1,231) (1,554) 1,062
Overseas Stock Fund  4,370 96,283 15,039
Real Assets Fund  298 9,738 9,764
Small-Cap Stock Fund  7,193 36,266 1,735
Small-Cap Value Fund  4,748 20,755 1,960
Transition Fund  (1,222) (19) 175
U.S. Equity Research Fund  7,472 28,443 1,058
U.S. Large-Cap Core Fund  3,181 266,484 6,150
U.S. Treasury Long-Term Index Fund  (624) (4,577) 616
Value Fund  24,692 328,391 20,143
U.S. Treasury Money Fund, 5.40% — — 4,620
Totals $ 199,559 # $ 1,863,687 $ 116,182 +
# Capital gain distributions from underlying Price funds represented $88,634 of the net realized gain (loss).
+ Investment income comprised $116,182 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2050 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2050 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 140,523 $ — $ — $ 140,523
Equity Mutual Funds 14,675,048 — — 14,675,048
Other Mutual Funds 1,616 — — 1,616
Short-Term Investments 114,664 9,919 — 124,583
Total $ 14,931,851 $ 9,919 $ — $ 14,941,770
Liabilities
Futures Contracts* $ 847 $ — $ — $ 847
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2050 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F166-054Q3 02/24